Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Nov. 09, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in usd per share)	$ 1	$ 1.00	$ 1
Common stock, authorized (in shares)	4,000,000,000	4,000,000,000.0	53,045,510
Common stock, issued (in shares)	157,237,435		53,045,510
Common stock, outstanding (in shares)	157,237,435		53,045,510